Unaudited Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current
Cash	$ 3,930,702	$ 3,495,390
Cash held in trust	472,512
Trade and other receivables	726,865	242,357
Prepayments	380,837	107,759
Biological assets	198,631
Inventory	895,774
Financial asset measured at FVTPL	337,145
Total Current Assets	6,942,466	3,845,506
Non-Current
Property, plant and equipment	12,608,287	1,897,748
Intangible assets	23,446,256	259,102
Loan Receivable	485,272	134,770
Right-of-use assets		1,908,877
Total Non-Current assets	36,539,815	4,200,497
Total assets	43,482,281	8,046,003
Current
Trade and other payables	4,491,284	680,328
Lease liability		439,709
Loans and borrowings	1,262,785	432,201
Secured convertible debenture		6,716,190
Holdback payable	400,000
Due to related party	117,625
Total Current Liabilities	6,271,694	8,268,428
Non-Current
Lease liability		1,978,997
Loans and borrowings	2,570,127
Total Non-Current Liabilities	2,570,127	1,978,997
Total liabilities	8,841,821	10,247,425
Shareholders' Equity (Deficit)
Share capital	47,101,209	7,255,695
Contributed surplus	576,340
Other reserves	21,051	3,618,670
Accumulated deficit	(12,024,032)	(13,293,889)
Accumulated other comprehensive income	(1,034,108)	218,102
Total Shareholders' Equity (Deficit)	34,640,460	(2,201,422)
Total Liabilities and Shareholders' Deficit	$ 43,482,281	$ 8,046,003